Deposits - Additional Information (Detail) - CAD ($)	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Aggregate amount of term deposits in denominations of $100,000 or more	$ 309,000,000,000	$ 293,000,000,000
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits [line items]
Contractual Obligation at Maturity	$ 328,000,000